Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2035 Fund
June 30, 2025
AFF35-NPRT1-0825
1.818365.120
Bond Funds - 29.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	133,461	1,335,943
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	6,245,404	48,152,065
Fidelity Series Emerging Markets Debt Fund (b)	1,760,899	14,263,282
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	464,698	4,465,746
Fidelity Series Floating Rate High Income Fund (b)	260,017	2,303,751
Fidelity Series High Income Fund (b)	1,736,070	15,277,415
Fidelity Series International Credit Fund (b)	167,593	1,417,839
Fidelity Series International Developed Markets Bond Index Fund (b)	14,672,740	127,946,294
Fidelity Series Investment Grade Bond Fund (b)	50,023,717	505,239,545
Fidelity Series Long-Term Treasury Bond Index Fund (b)	27,505,540	147,979,806
Fidelity Series Real Estate Income Fund (b)	265,782	2,663,140
TOTAL BOND FUNDS (Cost $957,098,939)		871,044,826

Domestic Equity Funds - 39.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	10,238,157	173,229,611
Fidelity Advisor Series Growth Opportunities Fund (b)	6,779,479	122,505,192
Fidelity Series All-Sector Equity Fund (b)	6,061,840	80,319,381
Fidelity Series Commodity Strategy Fund (b)	57,956	5,267,045
Fidelity Series Intrinsic Opportunities Fund (b)	2,559,089	28,149,980
Fidelity Series Large Cap Stock Fund (b)	9,036,172	233,946,500
Fidelity Series Large Cap Value Index Fund (b)	1,314,395	22,673,320
Fidelity Series Opportunistic Insights Fund (b)	5,526,346	149,487,668
Fidelity Series Small Cap Core Fund (b)	549,271	6,404,503
Fidelity Series Small Cap Discovery Fund (b)	1,939,089	21,000,334
Fidelity Series Small Cap Opportunities Fund (b)	2,802,533	40,945,001
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,652,617	136,681,055
Fidelity Series Value Discovery Fund (b)	8,412,139	136,024,292
TOTAL DOMESTIC EQUITY FUNDS (Cost $706,465,637)		1,156,633,882

International Equity Funds - 30.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,633,454	66,819,225
Fidelity Series Emerging Markets Fund (b)	5,608,402	57,261,789
Fidelity Series Emerging Markets Opportunities Fund (b)	10,699,176	229,176,352
Fidelity Series International Growth Fund (b)	8,574,641	170,206,615
Fidelity Series International Small Cap Fund (b)	1,913,545	37,964,733
Fidelity Series International Value Fund (b)	11,047,558	168,696,212
Fidelity Series Overseas Fund (b)	10,483,913	169,839,387
Fidelity Series Select International Small Cap Fund (b)	175,992	2,344,216
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $557,290,966)		902,308,529

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	1,570,000	1,568,355
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	1,310,000	1,307,590
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	3,460,000	3,450,793
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	2,560,000	2,551,110
US Treasury Bills 0% 8/14/2025 (d)	4.32	30,000	29,842
US Treasury Bills 0% 8/28/2025 (d)	4.28	30,000	29,791
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,937,348)			8,937,481

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $4,792,147)	4.32	4,791,189	4,792,148

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,234,585,037)	2,943,716,866
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,562,364)
NET ASSETS - 100.0%	2,942,154,502

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	264	Sep 2025	35,398,440	302,815	302,815
ICE MSCI Emerging Markets Index Contracts (United States)	211	Sep 2025	13,013,425	253,779	253,779

TOTAL EQUITY CONTRACTS					556,594

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	743	Sep 2025	83,297,266	1,832,447	1,832,447
CBOT US Treasury Long Bond Contracts (United States)	269	Sep 2025	31,019,063	1,267,553	1,267,553

TOTAL INTEREST RATE CONTRACTS					3,100,000

TOTAL PURCHASED					3,656,594

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	193	Sep 2025	60,348,688	(2,133,607)	(2,133,607)

TOTAL FUTURES CONTRACTS					1,522,987
The notional amount of futures purchased as a percentage of Net Assets is 5.5%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,098,360.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,832,327	15,803,389	22,843,568	63,196	-	-	4,792,148	4,791,189	0.0%
Total	11,832,327	15,803,389	22,843,568	63,196	-	-	4,792,148

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	163,669,957	1,049,654	16,650,818	-	(85,118)	25,245,936	173,229,611	10,238,157
Fidelity Advisor Series Growth Opportunities Fund	114,279,814	884,827	17,441,955	-	2,601,823	22,180,683	122,505,192	6,779,479
Fidelity Advisor Series Small Cap Fund	650,617	-	634,755	-	41,117	(56,979)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,383,558	13,899	69,452	5,115	1,406	6,532	1,335,943	133,461
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	37,806,680	11,599,313	1,122,916	152,188	(52,106)	(78,906)	48,152,065	6,245,404
Fidelity Series All-Sector Equity Fund	72,869,873	2,494,095	5,661,050	-	(18,284)	10,634,747	80,319,381	6,061,840
Fidelity Series Canada Fund	59,348,300	461,929	1,815,810	-	450,239	8,374,567	66,819,225	3,633,454
Fidelity Series Commodity Strategy Fund	5,569,669	35,142	163,590	-	9,261	(183,437)	5,267,045	57,956
Fidelity Series Emerging Markets Debt Fund	14,180,875	306,644	449,873	210,004	(28,031)	253,667	14,263,282	1,760,899
Fidelity Series Emerging Markets Debt Local Currency Fund	4,237,714	24,599	114,513	-	(11,147)	329,093	4,465,746	464,698
Fidelity Series Emerging Markets Fund	53,489,225	557,082	2,863,531	-	283,269	5,795,744	57,261,789	5,608,402
Fidelity Series Emerging Markets Opportunities Fund	214,085,623	1,382,553	11,425,621	-	1,280,312	23,853,485	229,176,352	10,699,176
Fidelity Series Floating Rate High Income Fund	2,316,655	64,020	81,795	46,449	(19)	4,890	2,303,751	260,017
Fidelity Series High Income Fund	14,946,794	341,068	441,693	246,184	(8,558)	439,804	15,277,415	1,736,070
Fidelity Series International Credit Fund	1,388,439	17,542	-	17,542	-	11,858	1,417,839	167,593
Fidelity Series International Developed Markets Bond Index Fund	119,068,057	10,822,543	3,466,175	577,317	(230,474)	1,752,343	127,946,294	14,672,740
Fidelity Series International Growth Fund	153,516,249	6,553,727	7,426,669	-	238,843	17,324,465	170,206,615	8,574,641
Fidelity Series International Small Cap Fund	37,935,402	41,263	6,551,337	-	1,723,983	4,815,422	37,964,733	1,913,545
Fidelity Series International Value Fund	169,740,284	998,206	21,764,657	-	7,603,423	12,118,956	168,696,212	11,047,558
Fidelity Series Intrinsic Opportunities Fund	27,752,104	170,987	1,515,914	-	(115,244)	1,858,047	28,149,980	2,559,089
Fidelity Series Investment Grade Bond Fund	463,869,909	53,515,926	13,825,310	5,022,917	(15,831)	1,694,851	505,239,545	50,023,717
Fidelity Series Large Cap Stock Fund	221,480,874	1,700,619	22,064,453	-	6,942,780	25,886,680	233,946,500	9,036,172
Fidelity Series Large Cap Value Index Fund	22,020,095	454,609	619,002	-	(2,863)	820,481	22,673,320	1,314,395
Fidelity Series Long-Term Treasury Bond Index Fund	142,857,747	12,506,566	3,933,427	1,335,531	(1,560,257)	(1,890,823)	147,979,806	27,505,540
Fidelity Series Opportunistic Insights Fund	140,644,027	902,721	16,133,223	-	3,417,714	20,656,429	149,487,668	5,526,346
Fidelity Series Overseas Fund	156,206,283	1,062,095	7,401,750	-	2,046,542	17,926,217	169,839,387	10,483,913
Fidelity Series Real Estate Income Fund	2,677,696	56,437	81,795	38,866	(178)	10,980	2,663,140	265,782
Fidelity Series Select International Small Cap Fund	502,593	1,566,305	11,037	-	(138)	286,493	2,344,216	175,992
Fidelity Series Small Cap Core Fund	6,123,466	40,610	214,245	-	(41,894)	496,566	6,404,503	549,271
Fidelity Series Small Cap Discovery Fund	20,352,090	483,294	957,127	356,169	(73,548)	1,195,625	21,000,334	1,939,089
Fidelity Series Small Cap Opportunities Fund	39,750,709	247,762	2,708,006	-	668,833	2,985,703	40,945,001	2,802,533
Fidelity Series Stock Selector Large Cap Value Fund	129,553,092	5,370,456	3,545,921	-	(57,362)	5,360,790	136,681,055	9,652,617
Fidelity Series Value Discovery Fund	132,835,502	2,841,415	3,626,232	-	(23,004)	3,996,611	136,024,292	8,412,139
	2,747,109,972	118,567,908	174,783,652	8,008,282	24,985,489	214,107,520	2,929,987,237

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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